DEBT - NJNG SHORT-TERM DEBT (Details) - NJNG	Dec. 05, 2018 USD ($)	Sep. 30, 2020 USD ($) debt_instrument	Sep. 30, 2019 USD ($)
Letters of credit
Line of Credit Facility [Line Items]
Number of debt instruments (in debt instruments) | debt_instrument		2
Letters of credit outstanding, amount		$ 731,000	$ 731,000
Bank revolving credit facilities
Line of Credit Facility [Line Items]
Number of mutual options, extension period	1 year
Line of credit facility, maximum borrowing capacity, incremental increase	$ 50,000,000
Line of credit facility, maximum borrowing capacity, maximum increase	100,000,000
Committed Credit Facilities Due May 2019 | Bank revolving credit facilities
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000